Rating Agency Grades
Run Date - 9/28/2026 3:20:51 PM
LOAN INFORMATION						INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P
XXXX	1	XXXX				C	C	C	C	CC	B	B	B	B	RB	A	A	A	A	VA	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2	XXXX				C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B

Exception Grades
Run Date - 9/28/2026 3:20:51 PM
[redacted] Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	1	XXXX		36464086			Credit	Missing Document	General	Missing Document	Missing Document: Wire Instructions not provided		The file was missing a copy of the lender's wiring instructions.				Reviewer Comment (2018-05-22): Seller provided a copy of the wiring instructions	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	1	XXXX		36464088			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file was missing a copy of the required fraud report including all interested parties to the transaction. Provide a fraud report to include the borrowers, seller, listing and selling agents, the appraiser, and the loan originator, as required by the guidelines.				Reviewer Comment (2018-05-22): Seller provided a fraud report including all interested parties.	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	1	XXXX		36464089			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file is missing a copy of the FACTA Credit Score Disclosure.				Reviewer Comment (2018-05-22): Seller provided a copy of the disclosure.	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	1	XXXX		36464090			Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.	The file is missing documentation verifying the borrowers consent to receive electronic documentation.				Reviewer Comment (2018-05-22): Seller provided documentation verifying the borrowers consent to receive electronic documentation.	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase	No Defined Cure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	1	XXXX		36464092			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:[redacted]/[redacted])	The file contained documentation verifying the borrower received a copy of the appraisal on [redacted] which is prior to the revised appraisal date of [redacted]. Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2018-05-28): Seller provided proof of the borrowers receipt of the updated appraisal.	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	1	XXXX		36464093			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[redacted])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [redacted] in seller paid closing costs, borrower's final CD shows [redacted]. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-05-21): Client elected to waive the condition			XX/XX/XXXX	No	2	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
XXXX	2	XXXX		37524941			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee was not disclosed on the Loan Estimate but was disclosed as $[redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-09-02): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-09-01): Please see attahed, Cure packet for tolerance violation as requested.

Reviewer Comment (2026-07-29): [redacted] Received rebuttal comments stating CDA fee charged due to [redacted] score; however, UCDP report is dated [redacted] and COC is dated [redacted] which is not within [redacted] days timeline. Provide additional details why fee was not charged within timeline or Cure is due. Cure Consist of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2026-07-27): The desk review fee was required because the [redacted] score from the original appraisal. The score of [redacted] requires an additional review product.

Reviewer Comment (2026-07-27): [redacted] received CD and COC dated [redacted] for adding desk review fee of $[redacted] due to investor requirement but the reason provided is not sufficient. More information is required if there is any change in investor or loan program from the initially locked loan on [redacted] as there are no evidence in file to validate the change. Please provide more information along with the supporting documents or cure would be required.

Buyer Comment (2026-07-23): Please see attached documents. The CIC with the [redacted] CD where it was originally disclosed to the borrower.

																			XX/XX/XXXX		No	2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	2	XXXX		37524943			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The file is missing the fully executed final Closing Statement for the sale of property on[redacted] to verify the total net equity received and that all liens are paid and closed. Please provide for review.				Reviewer Comment (2026-07-22): Closing statement received. Exception cleared. Buyer Comment (2026-07-22): Please see attached, settlement statement as requested.	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No

Valuation Report
Run Date - 9/28/2026 3:20:51 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Note Date	Original Loan Amount	Sales Price	Value for LTV	As-Is Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Primary Valuation Value	Primary Valuation Report Date	Primary Valuation Effective Date	Primary Valuation Type	Primary Valuation Company	Primary Valuation Appraiser Name	Primary Valuation Appraiser License Num	Primary Valuation FSD Score	Secondary Valuation Value	Secondary Valuation Variance Amount	Secondary Valuation Variance Percent	Secondary Valuation Report Date	Secondary Valuation Effective Date	Secondary Valuation Type	Secondary Valuation Company	Secondary Valuation FSD Score	Secondary Valuation Desk Review Risk Score	AVM Value	AVM Variance Amount	AVM Variance Percent	AVM Company	AVM FSD Score	AVM Report Date	Desk Review Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Report Date	Desk Review Effective Date	Desktop Appraisal Value	Desktop Appraisal Variance Amount	Desktop Appraisal Variance Percent	Desktop Appraisal Company	Desktop Appraisal Report Date	Desktop Appraisal Effective Date	BPO Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Report Date	Field Review Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Report Date	Field Review Effective Date	2055 Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Report Date	2055 Effective Date	AVE/CMA Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Report Date	Hybrid Valuation Value	Hybrid Valuation Variance Amount	Hybrid Valuation Variance Percent	Hybrid Valuation Company	Hybrid Valuation Report Date	Updated Valuation Value	Updated Valuation Variance Amount	Updated Valuation Variance Percent	Updated Valuation Company	Updated Valuation Report Date	Updated Valuation Effective Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Value Analysis Valuation Value	Value Analysis Report Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	LCA Risk Score	Collateral Underwriter Risk Score
XXXX	1	XXXX								0.00%				Appraisal																						0.000%		Low
XXXX	2	XXXX								0.00%				Appraisal							0.000%			Desk Review			Low																																																										N/A		3.40

Supplemental Data
Run Date - 9/28/2026 3:20:51 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	TILA Status Loan Designation	Exempt QM/ATR Equivalency	CDFI Bank Originated Loan	Application Date	TRID Tested	GSE	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Original P&I	Qualifying P&I	Qualifying Rate	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower2 Length of Employment	Co Borrower3 Length of Employment	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Co Borrower 2 Foreign National Indicator	Co Borrower 3 Foreign National Indicator	Borrower Country Name	Co Borrower Country Name	Co Borrower2 Country Name	Co Borrower3 Country Name	Residual Income	Num Units	Annual Property Tax	Annual Insurance Costs	Monthly Property Tax	Monthly Insurance Costs	HOA Name	HOA Address State	Fee Amount	Next Due Date	HOA Payment Frequency	Investor DTI	QM DTI	Non QM DTI	Original Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Updated Credit Report Date	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Most Recent Updated Co Borrower 2 FICO	Most Recent Updated Co Borrower 3 FICO	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Asset Depletion Flag	Bank Statements Flag	Number of Statements	Type of Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	P&L Type	Income Doc Detail	Tax Return Doc Details	Document Level	Document Type	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy (7, 11)	Months Bankruptcy (13)	Most Recent Deed-in -Lieu Date	Number of Deed-in-Lieu Events	Months Deed-in-Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Guideline Name	UW Guideline Author	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	AUS Decision System	Property Inspection Waiver (PIW)	Rating Result	Eligible For Rep and Warrant Relief Per Collateral Advisor	Is Equity Shared Loan	Investor Qualifying Rate	Borrower Years of W2s	CoBorrower Years of W2s	Years of Personal Tax Returns	Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Months of Personal Bank Statements	Months of Business Bank Statements	Months of Profit and Loss Statements	Expense Letter	Total DSCR	Total Inverse DSCR	Subordinate Lien Type	Is Shared Appreciation Mortgage	Duration of Payout Months	Seller VSH Indicator	Seller Indicated VSH Guideline	Validated VSH	IO Remaining Amortization Term at Recast	Maturity Date	Borrower Own Funds Cash Amount	Borrower Own Funds Percent	Is the Note an eNote	Borrower WVOE - # of Months of Income provided	Co Borrower WVOE - # of Months of Income provided	Co Borrower2 WVOE - # of Months of Income provided	Co Borrower3 WVOE - # of Months of Income provided	Were the origination guidelines utilized for this diligence review?	Title Evidence	Ownership Type	Borrower Type	Borrower Designation	Co Borrower Type	Co Borrower Designation	Co Borrower2 Type	Co Borrower2 Designation	Co Borrower3 Type	Co Borrower3 Designation	Senior Lien Position	Senior Lien Original Loan Amount	Senior Lien Original Interest Rate	Senior Lien Note Projected Closing Date	Senior Lien Current Balance	Senior Lien Current P&I	Loan Closed in the Name of an Entity	Note Executed by	Assumable Mortgage Flag	Leasehold Flag	Buydown Flag	Borrower Experian FICO Model Used	Borrower Equifax FICO Model Used	Borrower TransUnion FICO Model Used	Co Borrower Experian FICO Model Used	Co Borrower Equifax FICO Model Used	Co Borrower TransUnion FICO Model Used	Co Borrower2 Experian FICO Model Used	Co Borrower2 Equifax FICO Model Used	Co Borrower2 TransUnion FICO Model Used	Co Borrower3 Experian FICO Model Used	Co Borrower3 Equifax FICO Model Used	Co Borrower3 TransUnion FICO Model Used	Borrower Documentation Used to Determine Legal Residency	Co Borrower Documentation Used to Determine Legal Residency	Co Borrower2 Documentation Used to Determine Legal Residency	Co Borrower3 Documentation Used to Determine Legal Residency	Delayed Financing?	Months Reserves	Correspondent Type	Departure Residence	Rate Increase on Default	Default Interest Rate	Default Interest Accrual Start Days	MERS Min Number	Co Borrower Other Income	Co Borrower Wage Income	Primary Housing Lates 0 6 Months 30	Primary Housing Lates 0 6 Months 60	Primary Housing Lates 0 6 Months 90	Primary Housing Lates 7 12 Months 30	Primary Housing Lates 7 12 Months 60	Primary Housing Lates 7 12 Months 90	Primary Housing Lates 13 24 Months 30	Primary Housing Lates 13 24 Months 60	Primary Housing Lates 13 24 Months 90	Primary Housing Lates 25 36 Months 30	Primary Housing Lates 25 36 Months 60	Primary Housing Lates 25 36 Months 90	Borrower 1 ITIN Flag	Borrower 2 ITIN Flag	Borrower 3 ITIN Flag	Borrower 4 ITIN Flag	Total Number of Mortgaged Properties	Amortization Term Less IO	Flood Zone Designation	Flood Policy Expiration Date	Flood Policy Coverage Amount
XXXX	1	XXXX		Safe Harbor QM				Yes	No	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	No	No	Employed	Employed					US Citizen	US Citizen							XXXX	1	XXXX	XXXX	XXXX	XXXX						XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX																												No	No
[Borrower -  | Primary Income - Wages]; Employer Letter - 2018
[Borrower -  | Primary Income - Wages]; Other - 2018
[Borrower -  | Primary Income - Wages]; Paystubs - 2018
[Borrower -  | Primary Income - Wages]; Paystubs - 2018
[Borrower -  | Primary Income - Wages]; Paystubs - 2018
[Borrower -  | Primary Income - Wages]; VVOE - 2018
[Borrower -  | Primary Income - Wages]; W-2 - 2017
[Borrower -  | Primary Income - Wages]; W-2 - 2016
[Coborrower(s) -  | Primary Income - Wages]; Employer Letter - 2018
[Coborrower(s) -  | Primary Income - Wages]; Other - 2018
[Coborrower(s) -  | Primary Income - Wages]; Paystubs - 2018
[Coborrower(s) -  | Primary Income - Wages]; Paystubs - 2018
[Coborrower(s) -  | Primary Income - Wages]; Paystubs - 2018
[Coborrower(s) -  | Primary Income - Wages]; VVOE - 2018
[Coborrower(s) -  | Primary Income - Wages]; W-2 - 2017
[Coborrower(s) -  | Primary Income - Wages]; W-2 - 2016

[Borrower]; 1040 - 2017
[Borrower]; 4506 or 4506-T - 2017
[Borrower]; Transcripts (1040) - 2017
[Borrower]; 1040 - 2016
[Borrower]; 4506 or 4506-T - 2016
[Borrower]; Transcripts (1040) - 2016
[Borrower]; 4506 or 4506-T - 2015
[Borrower]; 1084 or income worksheet - Year Not Available
[Coborrower]; 1040 - 2017
[Coborrower]; 4506 or 4506-T - 2017
[Coborrower]; Transcripts (1040) - 2017
[Coborrower]; 1040 - 2016
[Coborrower]; 4506 or 4506-T - 2016
[Coborrower]; Transcripts (1040) - 2016
[Coborrower]; Transcripts (1040) - 2016
[Coborrower]; 4506 or 4506-T - 2015
[Coborrower]; 1084 or income worksheet - Year Not Available
																																																																																						Full Documentation (F)	Full																XX	XX	XX			XXXX	XXXX		XXXX	XXXX		XXXX		XXXX			XXXX	2	2	2	0	3	2			0.00	No										XXXX	XXXX	XXXX							Commitment	Fee Simple															No		No																				XXXX			No				XXXX	XXXX													No	No	No	No	1	XXXX	X
XXXX	2	XXXX		Safe Harbor QM (APOR)				Yes	No	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	No	No	Employed						US Citizen								XXXX	1	XXXX	XXXX	XXXX	XXXX						XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX																												No	No							[Borrower - | Primary Income - Projected Income]; VVOE - 2026 [Borrower - | Primary Income - Projected Income]; Employer Letter - 2025 [Borrower - | Primary Income - Projected Income]; Employment Contract - 2025	[Borrower]; 4506-C - 2025 [Borrower]; Transcripts (1040) - 2025 [Borrower]; 1040 - 2024 [Borrower]; 4506-C - 2024 [Borrower]; Transcripts (1040) - 2024 [Borrower]; 4506-C - 2023	Full Documentation (F)	1yr Full Doc																XX	XX	XX			XXXX	XXXX		XXXX	XXXX	XXXX	XXXX		XXXX	N/A	No	XXXX	0		1	0	3	2			0.00	No						Yes	Mixed	Not Tested		XXXX	XXXX	XXXX	No					Yes	Commitment	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac	Beacon 5.0	FICO Risk Score Classic 04															XXXX			No				XXXX	XXXX													No	No	No	No	1	XXXX	X